EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Amount of employee benefits expensed	¥ 15,591	$ 2,246	¥ 12,587	¥ 10,042